Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Schedule Of Share Based Compensation Expense Allocations [Table Text Block]

Stock-based compensation expense was as follows ($ in thousands):

	2010	2011
Research and development	$593	$2,355
General and administrative expenses	1,411	6,090
Total stock-based compensation expense	$2,004	$8,445

Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions [Table Text Block]

The assumptions used to estimate the fair value of awards granted for the periods presented are noted in the table below. Expected volatility is based on the separate historical volatility of the market prices of our common stock over the most recent period commensurate with the estimated expected life of the award. The risk-free rate for the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

	2010	2011
Risk free interest rate	3.6%	2.27%
Volatility	208%	193.5%
Expected term	10 years	7 years
Expected dividends	0%	0%